CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Cash flows from operating activities:
Consolidated net income	$ 66,921	[1]	$ 505	[1]	$ 15,006	[1]
Adjustments to reconcile consolidated net income to net cash provided by (used in) operating activities:
Depreciation and amortization	26,133		16,068		24,468
Impairment Loss on Goodwill			2,951
(Reversal) allowance for inventories	1,282		83		(739)
Provision for goods return	402
(Reversal) allowance for doubtful accounts	45		5		(67)
(Gain) loss on disposal of property, plant and equipment and land use rights	(810)		231		(1,218)
Loss on derivative financial instrument	57
Share-based compensation expenses	547		112		95
Unrealized exchange gain	(648)		(4,134)		(2,235)
(Increase) decrease in deferred income taxes	5,460		(2,538)		(2,577)
Changes in current assets and liabilities:
Increase in accounts receivable	(81,245)		(298)		(16,198)
Increase in inventories	(25,064)		(2,881)		(12,265)
Increase in prepaid expenses and other receivables	(10,030)		(14,207)		(2,434)
(Increase) decrease in income taxes recoverable	(169)		105		(105)
(Decrease) increase in notes payable	4,005		268		(691)
Increase (decrease) in accounts payable	104,385		(1,535)		25,923
Increase in accrued expenses and other payables	15,340		4,173		4,354
Increase (decrease) in income taxes payable	3,160		(4,228)		3,576
Total adjustments	42,850		(5,825)		19,887
Net cash provided by (used in) operating activities	109,771		(5,320)		34,893
Cash flows from investing activities:
Purchase of property, plant and equipment and land use rights	(58,444)		(59,858)		(6,295)
(Increase) decrease in deposits for purchase of property, plant and equipment	4,543		(4,066)		(445)
Increase in other assets			(713)
Payments for derivative financial instruments	(156)
Proceeds from disposal of property, plant and equipment and other assets	264		52		2,054
Cash received from finance lease receivable	1,864
Decrease (increase) in fixed deposits maturing over three months	(14,999)		(34,825)		12,903
Net cash provided by (used in) investing activities	(66,928)		(99,410)		8,217
Cash flows from financing activities:
Cash dividends paid	(12,545)		(8,961)
Proceeds from Trust Receipt loans	3,558
Proceeds from bank loans	4,824
Net cash used in financing activities	(4,163)		(8,961)
Net increase (decrease) in cash and cash equivalents	38,680		(113,691)		43,110
Cash and cash equivalents at beginning of year	118,510		228,067		182,722
Effect of exchange rate changes on cash and cash equivalents	648		4,134		2,235
Cash and cash equivalents at end of year	157,838		118,510		228,067
Supplemental schedule of cash flow information:
Interest paid	278
Income taxes paid	8,464		7,136		4,428
Non-cash investing activities:
(Decrease) increase in construction cost funded through accrued expenses and other payables	(12,296)		16,629		(1,683)
Non-cash financing activities:
Additional paid-in capital on compensation for loss of office					$ 1,584

[1]	"Nam Tai" refers to Nam Tai Electronics, Inc.